Description Of Business, Basis Of Presentation, And Changes In Significant Accounting Policies ResCap Bankruptcy Information - Additional Information (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Impairment of Investment in ResCap	$ 442
ResCap settlement accrual	750	0	1,950
ResCap settlement accrual for insurance proceeds	$ 0	$ 150